Share Capital (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Schedule of share capital

	2018	2017	2018	2017	2018	2017
	Ordinary Shares		Deferred Shares		£000
In issue at 1 January	125,054,805	94,393,401	-	-	3,752	2,832
Issued for cash	7,742,167	1,301,250	-	-	232	66
Conversion of Convertible Loan notes	-	700,000	-	-	-	854
Conversion of warrants	1,454,644	-	-	-	45	-
Conversion of Loan	2,137,625				65
In lieu of commission	74,577	-	-	-	-	-
In issue at 31 December	136,463,818	125,054,805	-	-	4,094	3,752